Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Trading Gain (Loss) from Futures and Forwards
Net realized gain (loss)	$ 560,283	$ (276,389)	$ 229,677	$ 2,017,529	$ 1,666,379	$ (6,587,850)
Net change in unrealized gain (loss)	(73,836)	(322,292)	(653,330)	(601,578)	146,893	(178,582)
Brokerage commissions and trading expenses	(27,123)	(37,704)	(53,219)	(86,782)	(142,559)	(207,526)
Net gain (loss) from futures and forwards trading	459,324	(636,385)	(476,872)	1,329,169	1,670,713	(6,973,958)
Income
Interest income	43,543	80,919	91,650	170,511	293,986	618,426
Net realized and change in unrealized loss on securities and certificates of deposit	(22,331)	(68,938)	(50,417)	(123,035)	(160,371)	(22,383)
Total income	21,212	11,981	41,233	47,476	133,615	596,043
Expenses
Trading Advisor management fees	87,303	131,149	185,153	275,545	499,206	859,607
Trading Advisor incentive fees	71,219		71,219		112,352	73,650
Cash Manager fees	5,527	9,169	11,428	17,237	31,464	45,503
General Partner fee	103,351	161,391	217,148	341,895	613,444	912,982
Selling Agent fees - General Partner	52,189	71,311	106,331	151,200	273,527	449,067
Broker dealer custodial fee - General Partner	7,062	11,243	15,018	22,775	42,210	62,524
Broker dealer servicing fee - General Partner	5,534	7,267	11,400	15,357	28,442	43,682
Administrative expenses - General Partner	250,755	236,494	508,752	519,454	909,095	791,912
Offering expenses - General Partner	77,021	115,578	158,499	232,157	487,245	537,508
Total expenses	659,961	743,602	1,284,948	1,575,620	2,996,985	3,776,435
Administrative and offering expenses waived	(213,230)	(173,494)	(426,904)	(371,406)	(715,426)	(292,441)
Net total expenses	446,731	570,108	858,044	1,204,214	2,281,559	3,483,994
Net investment loss	(425,519)	(558,127)	(816,811)	(1,156,738)	(2,147,944)	(2,887,951)
Net Loss	33,805	(1,194,512)	(1,293,683)	172,431	(477,231)	(9,861,909)
General Partner
Expenses
Net Loss			(18,935)	9,314	11,752	(93,802)
Increase (decrease) in net asset value per unit for the year	$ 1.01	$ (2.48)	$ (2.53)	$ 1.25	$ 1.57	$ (14.85)
Net income (loss) per unit (based on weighted average number of units outstanding during the year)	$ 1.00	$ (2.48)	$ (2.54)	$ 1.25	$ 1.58	$ (14.14)
Weighted average number of units outstanding	7,460.6309	7,460.6309	7,460.6309	7,460.6309	7,460.6308	6,634.3725
Series A
Expenses
Net Loss			(508,922)	(49,565)	(321,815)	(3,800,935)
Increase (decrease) in net asset value per unit for the year	$ (0.09)	$ (2.52)	$ (3.20)	$ (0.75)	$ (2.10)	$ (14.12)
Net income (loss) per unit (based on weighted average number of units outstanding during the year)	$ (0.09)	$ (2.42)	$ (3.25)	$ (0.25)	$ (1.70)	$ (14.21)
Weighted average number of units outstanding	154,527.1325	188,197.6448	156,507.8691	202,040.4499	188,865.8719	267,442.0107
Series B
Expenses
Net Loss			(268,834)	(782)	(125,032)	(1,860,635)
Increase (decrease) in net asset value per unit for the year	$ 0.22	$ (2.54)	$ (3.06)	$ (0.21)	$ (1.11)	$ (14.42)
Net income (loss) per unit (based on weighted average number of units outstanding during the year)	$ 0.09	$ (2.47)	$ (3.44)	$ (0.01)	$ (1.24)	$ (14.43)
Weighted average number of units outstanding	74,220.8925	102,701.8331	78,151.7621	105,060.7719	100,732.7325	128,975.7858
Series C
Expenses
Net Loss			(90,852)	(35,813)	(74,373)	(204,144)
Increase (decrease) in net asset value per unit for the year	$ 0.54	$ (2.49)	$ (2.82)	$ 0.39		$ (8.89)	[1]
Net income (loss) per unit (based on weighted average number of units outstanding during the year)	$ 0.37	$ (2.84)	$ (3.22)	$ (1.17)	$ (2.40)	$ (9.50)
Weighted average number of units outstanding	26,890.8755	35,155.4104	28,223.5666	30,551.7373	30,964.3417	21,493.9442
Series I
Expenses
Net Loss			$ (406,140)	$ 249,277	$ 32,237	$ (3,902,393)
Increase (decrease) in net asset value per unit for the year	$ 0.38	$ (2.81)	$ (3.32)	$ 0.05	$ (0.71)	$ (16.14)
Net income (loss) per unit (based on weighted average number of units outstanding during the year)	$ 0.24	$ (2.19)	$ (3.88)	$ 1.34	$ 0.20	$ (16.46)
Weighted average number of units outstanding	97,849.9707	166,773.3122	104,658.1183	186,147.4820	164,370.3383	237,093.9486

[1]	Series C units began investment operations on September 1, 2012. Therefore, the performance for Series C units is for the four month period ended December 31, 2012. The ratios for expenses prior to Trading Advisor incentive fee and net investment loss have been annualized.